Share capital (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 29, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Number of shares issued	25,000,000	20,000,000	12,258,458	12,258,458	0
Issued capital	€ 250,000	€ 200,000	€ 122,585	€ 122,585
Shares exchanged		12,258,458
Shares exchanged, value of intangible assets received		€ 65,000,000
Shares issued for acquisition of intangible assets		7,741,542
Shares issued for acquisition of intangible assets, value		€ 77,415
Shares issued for settlement of debt, shares	4,401,800
Shares issued for settlement of debt, value	€ 919,663
Shares issued for services	598,246
Shares issued for services, value	€ 5,600,000